ORGANIZATION AND BUSINESS BACKGROUND (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF DETAILS OF COMPANY SUBSIDIARIES

Details of the Company’s subsidiaries:

Company name	Place/date of incorporation	Particulars of issued capital	Principal activities

1. Simson Wellness Tech. Corp.	Labuan, October 19, 2020	100 shares of ordinary share of US$ 1 each	Investment holding and Optical technology solution
2. Simson Wellness Sdn. Bhd.	Malaysia, September 17, 2020	100,000 shares of ordinary share of MYR 1 each	Referral service and Optical technology solution

Details of the Company’s subsidiaries:

Company name	Place/date of incorporation	Particulars of issued capital	Principal activities

1. Simson Wellness Tech. Corp.	Labuan, October 19, 2020	100 shares of ordinary share of US$ 1 each	Investment holding and Optical technology solution
2. Simson Wellness Sdn. Bhd.	Malaysia, September 17, 2020	100,000 shares of ordinary share of MYR 1 each	Referral service and Optical technology solution

Details of the Company’s subsidiaries:

Company name	Place/date of incorporation	Particulars of issued capital	Principal activities

1. Simson Wellness Tech. Corp.	Labuan, October 19, 2020	100 shares of ordinary share of US$ 1 each	Investment holding and Optical technology solution
2. Simson Wellness Sdn. Bhd.	Malaysia, September 17, 2020	100,000 shares of ordinary share of MYR 1 each	Referral service and Optical technology solution